2. Summary of Significant Accounting Policies: Investment in Joint Venture: Value of Hawkeye Investment in Joint Venture (Details) - USD ($)	2 Months Ended	3 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	May 14, 2018
Details
Investment in joint venture	$ 150,000	$ 226,492	$ 0
Investment in joint venture	150,000	200,000
Unrealized gain/(loss) on joint venture	$ 0	$ (123,508)